NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Stock Based Compensation: Schedule of Fair Value of Warrants (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Fair Value of Warrants
	2020	2019
Expected volatility	144.39% to 184.19%	150.34% to 186.77%
Expected dividends	0%	0%
Expected term	5-10 years	5 to 10 years
Risk free rate	0.28% to 2.31%	1.58% to 2.55%